Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
May 31, 2025
SHI-NPRT3-0725
1.834744.119
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	150,000	148,139
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	125,000	122,715
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	100,000	99,491
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (b)(c)(d)	150,000	147,870
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	100,000	99,785
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	250,000	247,645
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,017,460
TOTAL ASSET-BACKED SECURITIES (Cost $1,025,000)		1,017,460

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(c)(e)	90,000	89,690
Broadline Retail - 0.4%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(c)(e)	639,838	633,759
Specialty Retail - 0.1%
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (b)(c)(e)(f)	370,000	370,463
TOTAL CONSUMER DISCRETIONARY		1,093,912

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(c)(e)	49,875	49,647
Industrials - 0.2%
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(c)(e)	487,550	485,020
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(c)(e)(f)	25,000	25,089
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(c)(e)	15,000	14,987
		40,076
TOTAL INDUSTRIALS		525,096

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(c)(e)	610,000	600,850
Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(c)(e)(g)	60,474	60,473
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(c)(e)	95,322	95,322
		155,795
Utilities - 0.2%
Electric Utilities - 0.1%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(c)(e)	159,668	159,293
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(c)(e)	378,990	374,253
TOTAL UTILITIES		533,546

TOTAL UNITED STATES		2,958,846
TOTAL BANK LOAN OBLIGATIONS (Cost $2,945,663)		2,958,846

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $31,445)	3,314	8,251

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (Cost $597,816)	543,469	521,607

Non-Convertible Corporate Bonds - 92.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.3%
Materials - 1.3%
Chemicals - 0.2%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)	445,000	408,207
Metals & Mining - 1.1%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	950,000	930,799
Mineral Resources Ltd 8% 11/1/2027 (d)	1,885,000	1,883,203
		2,814,002
TOTAL AUSTRALIA		3,222,209
BELGIUM - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	600,000	591,000
BRAZIL - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (d)	245,000	247,573
Materials - 0.2%
Metals & Mining - 0.2%
ERO Copper Corp 6.5% 2/15/2030 (d)	415,000	408,256
TOTAL BRAZIL		655,829
CANADA - 3.0%
Consumer Discretionary - 0.7%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (d)(h)	130,000	130,000
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	1,645,000	1,592,285
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	95,000	93,907
		1,686,192
TOTAL CONSUMER DISCRETIONARY		1,816,192

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (d)	280,000	254,172
Parkland Corp 6.625% 8/15/2032 (d)	595,000	596,321
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)	96,000	95,728
		946,221
Information Technology - 0.7%
Software - 0.7%
Open Text Corp 3.875% 12/1/2029 (d)	600,000	558,422
Open Text Corp 3.875% 2/15/2028 (d)	1,375,000	1,317,123
		1,875,545
Materials - 1.1%
Chemicals - 0.8%
Methanex Corp 5.125% 10/15/2027	655,000	649,432
Methanex Corp 5.25% 12/15/2029	65,000	63,044
Methanex Corp 5.65% 12/1/2044	324,000	248,631
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	980,000	978,454
		1,939,561
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (d)	400,000	399,927
New Gold Inc 6.875% 4/1/2032 (d)	250,000	255,379
		655,306
TOTAL MATERIALS		2,594,867

Utilities - 0.1%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	130,000	123,586
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 6.5% 3/15/2040	270,000	246,051
TOTAL UTILITIES		369,637

TOTAL CANADA		7,602,462
COLOMBIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)	425,000	367,519
FINLAND - 0.3%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Amer Sports Co 6.75% 2/16/2031 (d)	700,000	727,801
FRANCE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (d)	550,000	464,097
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (d)	600,000	625,986
Materials - 0.1%
Chemicals - 0.1%
SPCM SA 3.125% 3/15/2027 (d)	180,000	172,826
TOTAL FRANCE		1,262,909
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF North America Capital Inc 6.875% 4/14/2028 (d)	650,000	644,195
ZF North America Capital Inc 6.875% 4/23/2032 (d)	405,000	371,021

TOTAL GERMANY		1,015,216
GUATEMALA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 5.125% 1/15/2028 (d)	900,000	880,875
IRELAND - 1.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (d)(h)	745,000	748,725
Financials - 0.7%
Financial Services - 0.7%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	855,000	849,913
GGAM Finance Ltd 6.875% 4/15/2029 (d)	285,000	290,327
GGAM Finance Ltd 7.75% 5/15/2026 (d)	440,000	444,229
GGAM Finance Ltd 8% 2/15/2027 (d)	270,000	277,826
		1,862,295
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)(i)	250,000	250,261
TOTAL IRELAND		2,861,281
ISRAEL - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC 6.5% 4/30/2027 (d)	380,000	371,450
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	375,000	378,354
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	400,000	403,979
		782,333
TOTAL ISRAEL		1,153,783
NETHERLANDS - 0.2%
Communication Services - 0.2%
Media - 0.2%
Ziggo BV 4.875% 1/15/2030 (d)	450,000	410,689
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	535,000	524,160
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	200,000	196,062
Wireless Telecommunication Services - 0.4%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	965,000	960,347
TOTAL PANAMA		1,156,409
UNITED KINGDOM - 2.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	325,000	309,724
Media - 0.7%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	1,845,000	1,703,684
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	685,000	619,909
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)	160,000	146,967
		766,876
TOTAL COMMUNICATION SERVICES		2,780,284

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	70,000	72,377
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	165,000	172,668
		245,045
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	365,000	365,982
TOTAL CONSUMER DISCRETIONARY		611,027

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (d)	620,000	683,593
Health Care - 0.2%
Health Care Providers & Services - 0.2%
180 Medical Inc 3.875% 10/15/2029 (d)	585,000	555,648
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	635,000	649,215
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	390,000	385,623
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)	285,000	288,716
		674,339
TOTAL UNITED KINGDOM		5,954,106
UNITED STATES - 81.2%
Communication Services - 5.1%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group LLC 7% 6/15/2027 (d)	415,000	417,233
Level 3 Financing Inc 10.5% 5/15/2030 (d)	550,000	601,563
Level 3 Financing Inc 11% 11/15/2029 (d)	131,422	149,087
		1,167,883
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (d)	445,000	413,892
Media - 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	100,000	91,591
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	1,180,000	1,073,969
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	640,000	600,097
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	2,449,000	2,402,045
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	700,000	692,778
CSC Holdings LLC 5.375% 2/1/2028 (d)	100,000	91,202
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	641,684	551,848
Lamar Media Corp 3.625% 1/15/2031	1,145,000	1,040,206
Nexstar Media Inc 5.625% 7/15/2027 (d)	825,000	821,701
Scripps Escrow II Inc 3.875% 1/15/2029 (d)(i)	230,000	196,650
Sirius XM Radio LLC 5% 8/1/2027 (d)	2,255,000	2,231,664
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(i)	510,000	501,659
TEGNA Inc 4.625% 3/15/2028 (i)	835,000	809,485
TEGNA Inc 5% 9/15/2029	120,000	114,302
		11,219,197
TOTAL COMMUNICATION SERVICES		12,800,972

Consumer Discretionary - 13.5%
Automobile Components - 0.3%
Dana Inc 4.5% 2/15/2032	180,000	168,390
Patrick Industries Inc 6.375% 11/1/2032 (d)(i)	365,000	359,763
Phinia Inc 6.75% 4/15/2029 (d)	175,000	178,870
		707,023
Automobiles - 0.4%
Ford Motor Co 3.25% 2/12/2032	440,000	363,091
Ford Motor Co 6.1% 8/19/2032	550,000	537,213
Thor Industries Inc 4% 10/15/2029 (d)	235,000	217,224
		1,117,528
Broadline Retail - 1.3%
Kohl's Corp 4.25% 7/17/2025	20,000	19,850
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	285,000	249,259
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	850,000	784,475
Nordstrom Inc 4.375% 4/1/2030	950,000	857,127
Wayfair LLC 7.25% 10/31/2029 (d)(i)	900,000	876,540
Wayfair LLC 7.75% 9/15/2030 (d)(i)	370,000	362,508
		3,149,759
Diversified Consumer Services - 0.7%
Service Corp International/US 5.125% 6/1/2029	1,345,000	1,328,512
Sotheby's 7.375% 10/15/2027 (d)	380,000	374,188
		1,702,700
Hotels, Restaurants & Leisure - 7.5%
Aramark Services Inc 5% 2/1/2028 (d)	830,000	821,167
Boyd Gaming Corp 4.75% 12/1/2027	650,000	640,456
Caesars Entertainment Inc 4.625% 10/15/2029 (d)(i)	700,000	653,696
Carnival Corp 5.75% 3/15/2030 (d)	245,000	245,575
Carnival Corp 5.875% 6/15/2031 (d)	495,000	495,297
Carnival Corp 6.125% 2/15/2033 (d)	2,445,000	2,451,582
Churchill Downs Inc 5.75% 4/1/2030 (d)(i)	500,000	492,959
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	135,000	126,615
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	565,000	502,878
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,590,000	1,470,170
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)	1,085,000	1,095,688
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (d)	500,000	469,086
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	50,000	49,936
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	211,000	210,329
Life Time Inc 6% 11/15/2031 (d)	485,000	486,083
Neogen Food Safety Corp 8.625% 7/20/2030 (d)	75,000	78,204
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	160,000	160,145
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	1,345,000	1,348,255
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (d)	1,745,000	1,745,250
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	215,000	217,903
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	297,000	287,390
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	1,745,000	1,737,117
Yum! Brands Inc 3.625% 3/15/2031	2,380,000	2,163,253
Yum! Brands Inc 4.625% 1/31/2032	750,000	711,214
Yum! Brands Inc 5.35% 11/1/2043	85,000	79,001
		18,739,249
Household Durables - 1.2%
Century Communities Inc 3.875% 8/15/2029 (d)	215,000	194,889
LGI Homes Inc 7% 11/15/2032 (d)	430,000	399,315
LGI Homes Inc 8.75% 12/15/2028 (d)	140,000	144,081
Newell Brands Inc 6.625% 9/15/2029	1,010,000	976,356
Somnigroup International Inc 3.875% 10/15/2031 (d)	1,185,000	1,054,621
TopBuild Corp 4.125% 2/15/2032 (d)	380,000	344,619
		3,113,881
Leisure Products - 0.1%
Mattel Inc 3.75% 4/1/2029 (d)	315,000	297,149
Mattel Inc 6.2% 10/1/2040	185,000	175,180
		472,329
Specialty Retail - 1.6%
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(i)	1,060,000	1,007,679
Asbury Automotive Group Inc 5% 2/15/2032 (d)(i)	325,000	303,481
Bath & Body Works Inc 6.625% 10/1/2030 (d)(i)	1,145,000	1,169,501
Bath & Body Works Inc 6.875% 11/1/2035	580,000	584,130
Gap Inc/The 3.875% 10/1/2031 (d)(i)	680,000	601,938
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(i)	225,000	229,138
		3,895,867
Textiles, Apparel & Luxury Goods - 0.4%
Kontoor Brands Inc 4.125% 11/15/2029 (d)	60,000	55,203
Levi Strauss & Co 3.5% 3/1/2031 (d)(i)	365,000	326,185
William Carter Co/The 5.625% 3/15/2027 (d)	574,000	570,087
		951,475
TOTAL CONSUMER DISCRETIONARY		33,849,811

Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,880,000	1,766,315
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)	700,000	693,115
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	500,000	486,376
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)(i)	345,000	351,961
C&S Group Enterprises LLC 5% 12/15/2028 (d)	350,000	297,846
Performance Food Group Inc 6.125% 9/15/2032 (d)	360,000	362,897
US Foods Inc 4.625% 6/1/2030 (d)	785,000	755,061
US Foods Inc 5.75% 4/15/2033 (d)(i)	215,000	211,216
US Foods Inc 7.25% 1/15/2032 (d)	180,000	188,122
		5,112,909
Food Products - 1.1%
Darling Ingredients Inc 5.25% 4/15/2027 (d)	635,000	630,546
Darling Ingredients Inc 6% 6/15/2030 (d)(i)	110,000	110,184
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	1,725,000	1,591,231
Pilgrim's Pride Corp 4.25% 4/15/2031 (i)	500,000	473,069
		2,805,030
Household Products - 0.3%
Central Garden & Pet Co 4.125% 4/30/2031 (d)(i)	500,000	455,775
Resideo Funding Inc 6.5% 7/15/2032 (d)	365,000	368,002
		823,777
Personal Care Products - 0.2%
Prestige Brands Inc 3.75% 4/1/2031 (d)	500,000	453,835
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (d)	250,000	262,879
TOTAL CONSUMER STAPLES		9,458,430

Energy - 12.7%
Energy Equipment & Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	355,000	356,867
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	320,000	327,940
Transocean Inc 8.25% 5/15/2029 (d)	455,000	410,305
Valaris Ltd 8.375% 4/30/2030 (d)	280,000	281,088
		1,376,200
Oil, Gas & Consumable Fuels - 12.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)(i)	1,545,000	1,543,655
APA Corp 4.25% 1/15/2030 (d)	124,000	116,076
APA Corp 5.25% 2/1/2042 (d)	219,000	169,604
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)	100,000	100,577
Buckeye Partners LP 3.95% 12/1/2026	1,145,000	1,122,663
Buckeye Partners LP 6.75% 2/1/2030 (d)	400,000	412,885
California Resources Corp 8.25% 6/15/2029 (d)	695,000	696,260
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	710,000	658,176
Continental Resources Inc/OK 5.75% 1/15/2031 (d)	930,000	925,850
CVR Energy Inc 5.75% 2/15/2028 (d)	74,000	70,449
CVR Energy Inc 8.5% 1/15/2029 (d)	255,000	248,891
DCP Midstream Operating LP 5.125% 5/15/2029	1,650,000	1,664,601
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	215,000	217,282
DCP Midstream Operating LP 8.125% 8/16/2030	15,000	17,280
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	430,000	445,337
Energy Transfer LP 5.625% 5/1/2027 (d)	1,098,000	1,098,049
Energy Transfer LP 7.375% 2/1/2031 (d)	185,000	193,754
EQT Corp 3.9% 10/1/2027	615,000	604,813
EQT Corp 7.5% 6/1/2027 (d)	355,000	361,609
Expand Energy Corp 5.375% 2/1/2029	975,000	971,825
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	115,000	116,454
Global Partners LP / GLP Finance Corp 7% 8/1/2027	850,000	852,070
Harvest Midstream I LP 7.5% 5/15/2032 (d)	860,000	883,586
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	565,000	557,550
Hess Midstream Operations LP 6.5% 6/1/2029 (d)(i)	1,155,000	1,179,126
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	190,000	187,664
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)	1,000,000	911,164
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	235,000	243,198
Kinetik Holdings LP 5.875% 6/15/2030 (d)(i)	370,000	367,801
Kinetik Holdings LP 6.625% 12/15/2028 (d)	565,000	576,217
Matador Resources Co 6.5% 4/15/2032 (d)	385,000	376,968
Murphy Oil Corp 6% 10/1/2032	245,000	228,428
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	430,000	389,506
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	505,000	507,057
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	235,000	236,873
ONEOK Inc 5.05% 4/1/2045	145,000	119,903
ONEOK Inc 5.6% 4/1/2044	508,000	453,280
ONEOK Inc 5.625% 1/15/2028 (d)	460,000	467,791
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	400,000	371,396
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	755,000	656,324
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)	215,000	205,558
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	95,000	93,575
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	470,000	463,724
Permian Resources Operating LLC 7% 1/15/2032 (d)	630,000	646,251
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	545,000	514,690
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	285,000	275,243
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	210,000	216,289
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	110,000	105,331
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	645,000	617,907
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	105,000	104,756
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	700,000	699,626
Sunoco LP 6.25% 7/1/2033 (d)	245,000	244,998
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	125,000	124,222
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	680,000	651,567
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	556,000	555,233
Talos Production Inc 9% 2/1/2029 (d)	90,000	89,387
Venture Global Calcasieu 3.875% 11/1/2033 (d)	180,000	153,750
Venture Global Calcasieu 3.875% 8/15/2029 (d)	220,000	204,456
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,210,000	1,094,667
Venture Global Calcasieu 6.25% 1/15/2030 (d)	1,255,000	1,272,285
Venture Global LNG Inc 8.125% 6/1/2028 (d)	550,000	562,870
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	250,000	261,112
		30,479,489
TOTAL ENERGY		31,855,689

Financials - 7.6%
Banks - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(i)	730,000	710,653
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	240,000	247,020
Western Alliance Bancorp 3% 6/15/2031 (c)	105,000	96,940
		1,054,613
Capital Markets - 1.2%
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)(i)	950,000	914,809
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	330,000	330,546
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	350,000	358,936
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	365,000	361,322
LPL Holdings Inc 4% 3/15/2029 (d)	710,000	682,952
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	275,000	286,712
		2,935,277
Consumer Finance - 3.0%
Capstone Borrower Inc 8% 6/15/2030 (d)	125,000	129,097
Encore Capital Group Inc 9.25% 4/1/2029 (d)	160,000	170,600
Ford Motor Credit Co LLC 2.7% 8/10/2026	600,000	580,442
Ford Motor Credit Co LLC 2.9% 2/10/2029	180,000	161,132
Ford Motor Credit Co LLC 4.687% 6/9/2025	500,000	499,948
Ford Motor Credit Co LLC 5.125% 6/16/2025	330,000	329,987
Navient Corp 6.75% 6/15/2026	1,545,000	1,564,504
OneMain Finance Corp 3.5% 1/15/2027	1,485,000	1,438,805
OneMain Finance Corp 6.625% 5/15/2029	240,000	242,675
OneMain Finance Corp 7.125% 11/15/2031	120,000	121,816
OneMain Finance Corp 7.125% 3/15/2026	309,000	313,184
OneMain Finance Corp 7.125% 9/15/2032 (h)	625,000	628,888
OneMain Finance Corp 7.5% 5/15/2031	785,000	806,281
OneMain Finance Corp 7.875% 3/15/2030	410,000	428,450
		7,415,809
Financial Services - 2.5%
Block Inc 2.75% 6/1/2026	180,000	175,523
Block Inc 6.5% 5/15/2032	460,000	470,114
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	140,000	136,471
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,740,000	1,655,755
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	941,000	932,183
Jefferson Capital Holdin 8.25% 5/15/2030 (d)	375,000	383,839
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	355,000	361,576
NFE Financing LLC 12% 11/15/2029 (d)	217,010	93,104
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)	245,000	246,315
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)	495,000	497,327
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)	680,000	634,428
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	90,000	91,827
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	185,000	187,329
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	475,000	494,354
		6,360,145
Insurance - 0.4%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	240,000	237,458
Ryan Specialty LLC 4.375% 2/1/2030 (d)	265,000	252,028
Ryan Specialty LLC 5.875% 8/1/2032 (d)	460,000	457,121
		946,607
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	345,000	349,897
TOTAL FINANCIALS		19,062,348

Health Care - 6.1%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	145,000	109,826
Health Care Equipment & Supplies - 1.0%
Avantor Funding Inc 3.875% 11/1/2029 (d)	500,000	466,327
Avantor Funding Inc 4.625% 7/15/2028 (d)	605,000	589,644
Hologic Inc 3.25% 2/15/2029 (d)(i)	560,000	535,014
Hologic Inc 4.625% 2/1/2028 (d)	85,000	83,975
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	690,000	702,119
Teleflex Inc 4.25% 6/1/2028 (d)	150,000	144,866
		2,521,945
Health Care Providers & Services - 3.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(i)	185,000	188,504
Centene Corp 2.45% 7/15/2028	35,000	32,235
Centene Corp 2.5% 3/1/2031	695,000	590,109
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	210,000	189,114
CVS Health Corp 7% 3/10/2055 (c)	875,000	881,359
DaVita Inc 4.625% 6/1/2030 (d)	320,000	299,021
DaVita Inc 6.75% 7/15/2033 (d)	950,000	959,811
Molina Healthcare Inc 3.875% 5/15/2032 (d)(i)	740,000	660,876
Molina Healthcare Inc 6.25% 1/15/2033 (d)	740,000	738,807
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	500,000	484,021
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	200,000	199,614
Tenet Healthcare Corp 4.625% 6/15/2028	1,970,000	1,931,737
Tenet Healthcare Corp 5.125% 11/1/2027	1,245,000	1,237,259
		8,392,467
Health Care Technology - 0.5%
IQVIA Inc 5% 5/15/2027 (d)	1,310,000	1,301,577
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	300,000	277,890
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	75,000	72,038
		349,928
Pharmaceuticals - 1.1%
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,000,000	958,886
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(i)	775,000	727,977
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(i)	1,025,000	861,288
		2,548,151
TOTAL HEALTH CARE		15,223,894

Industrials - 11.7%
Aerospace & Defense - 1.9%
BWX Technologies Inc 4.125% 6/30/2028 (d)	495,000	481,720
Howmet Aerospace Inc 5.95% 2/1/2037	300,000	314,165
Howmet Aerospace Inc 6.75% 1/15/2028	775,000	816,868
Moog Inc 4.25% 12/15/2027 (d)	730,000	707,099
TransDigm Inc 6% 1/15/2033 (d)	1,445,000	1,429,845
TransDigm Inc 6.375% 3/1/2029 (d)	1,080,000	1,097,601
		4,847,298
Air Freight & Logistics - 0.5%
Rand Parent LLC 8.5% 2/15/2030 (d)(i)	1,150,000	1,133,193
Building Products - 2.3%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	940,000	929,067
Builders FirstSource Inc 4.25% 2/1/2032 (d)(i)	980,000	889,159
Builders FirstSource Inc 6.75% 5/15/2035 (d)	425,000	427,418
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	1,410,000	1,424,261
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	600,000	609,346
Standard Industries Inc/NY 4.375% 7/15/2030 (d)	1,240,000	1,163,758
		5,443,009
Commercial Services & Supplies - 2.0%
ADT Security Corp/The 4.125% 8/1/2029 (d)(i)	180,000	171,663
ADT Security Corp/The 4.875% 7/15/2032 (d)	175,000	166,108
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	270,000	242,170
Clean Harbors Inc 6.375% 2/1/2031 (d)	425,000	432,485
CoreCivic Inc 8.25% 4/15/2029	215,000	227,241
GEO Group Inc/The 8.625% 4/15/2029	260,000	274,450
GFL Environmental Inc 6.75% 1/15/2031 (d)	1,195,000	1,239,572
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	275,000	260,219
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	1,270,000	1,219,068
Waste Management Inc 3.875% 1/15/2029 (d)	460,000	450,313
Waste Pro USA Inc 7% 2/1/2033 (d)	220,000	225,572
Williams Scotsman Inc 6.625% 4/15/2030 (d)	175,000	179,364
		5,088,225
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/2027	1,010,000	1,009,114
Electrical Equipment - 0.9%
Sensata Technologies BV 4% 4/15/2029 (d)	1,655,000	1,553,552
Vertiv Group Corp 4.125% 11/15/2028 (d)	445,000	431,106
WESCO Distribution Inc 6.375% 3/15/2033 (d)	370,000	376,868
		2,361,526
Ground Transportation - 0.3%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	345,000	350,382
XPO Inc 6.25% 6/1/2028 (d)	280,000	282,797
XPO Inc 7.125% 2/1/2032 (d)(i)	145,000	150,502
		783,681
Industrial Conglomerates - 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)	950,000	929,419
Machinery - 0.5%
Allison Transmission Inc 3.75% 1/30/2031 (d)	635,000	576,420
Enpro Inc 6.125% 6/1/2033 (d)	375,000	377,789
Esab Corp 6.25% 4/15/2029 (d)	415,000	421,993
		1,376,202
Passenger Airlines - 0.9%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)(i)	750,000	757,497
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (d)(i)	305,000	316,015
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	116,667	116,467
United Airlines Inc 4.375% 4/15/2026 (d)	1,080,000	1,067,202
		2,257,181
Professional Services - 0.7%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	795,000	761,332
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	70,000	66,524
CACI International Inc 6.375% 6/15/2033 (d)(h)	485,000	494,428
TriNet Group Inc 3.5% 3/1/2029 (d)	295,000	272,639
TriNet Group Inc 7.125% 8/15/2031 (d)	180,000	185,581
		1,780,504
Trading Companies & Distributors - 0.9%
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)(i)	365,000	352,367
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)	460,000	470,237
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)	275,000	288,990
Herc Holdings Escrow Inc 7% 6/15/2030 (d)(h)	490,000	504,811
Herc Holdings Escrow Inc 7.25% 6/15/2033 (d)(h)	355,000	365,363
QXO Building Products Inc 6.75% 4/30/2032 (d)	365,000	374,252
		2,356,020
TOTAL INDUSTRIALS		29,365,372

Information Technology - 5.4%
Communications Equipment - 0.1%
Viasat Inc 5.625% 4/15/2027 (d)(i)	260,000	256,084
Viavi Solutions Inc 3.75% 10/1/2029 (d)	360,000	331,205
		587,289
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp 5% 12/15/2029 (d)	690,000	668,585
Lightning Power LLC 7.25% 8/15/2032 (d)	220,000	230,659
Sensata Technologies Inc 3.75% 2/15/2031 (d)	665,000	590,479
TTM Technologies Inc 4% 3/1/2029 (d)	680,000	646,329
		2,136,052
IT Services - 1.6%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	135,000	128,471
ASGN Inc 4.625% 5/15/2028 (d)	1,190,000	1,147,997
CoreWeave Inc 9.25% 6/1/2030 (d)	475,000	474,467
Gartner Inc 3.625% 6/15/2029 (d)	100,000	94,814
Gartner Inc 3.75% 10/1/2030 (d)	265,000	247,516
Gartner Inc 4.5% 7/1/2028 (d)	410,000	405,136
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	750,000	700,087
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	700,000	695,857
		3,894,345
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc 2.45% 2/15/2031 (d)	525,000	464,170
Entegris Inc 3.625% 5/1/2029 (d)(i)	1,000,000	932,531
Entegris Inc 4.375% 4/15/2028 (d)	1,045,000	1,008,914
ON Semiconductor Corp 3.875% 9/1/2028 (d)	310,000	296,077
Qorvo Inc 4.375% 10/15/2029	475,000	455,813
		3,157,505
Software - 0.8%
Crowdstrike Holdings Inc 3% 2/15/2029	305,000	285,455
Elastic NV 4.125% 7/15/2029 (d)	205,000	192,222
Fair Isaac Corp 4% 6/15/2028 (d)	915,000	880,758
Fair Isaac Corp 6% 5/15/2033 (d)	275,000	274,481
Gen Digital Inc 6.25% 4/1/2033 (d)	305,000	308,386
		1,941,302
Technology Hardware, Storage & Peripherals - 0.7%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	220,000	220,418
Seagate HDD Cayman 5.75% 12/1/2034	300,000	294,542
Seagate HDD Cayman 8.25% 12/15/2029	1,225,000	1,305,772
		1,820,732
TOTAL INFORMATION TECHNOLOGY		13,537,225

Materials - 8.0%
Chemicals - 2.0%
Avient Corp 6.25% 11/1/2031 (d)	240,000	240,336
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	600,000	593,697
Celanese US Holdings LLC 6.5% 4/15/2030 (i)	200,000	201,539
Celanese US Holdings LLC 6.75% 4/15/2033 (i)	400,000	389,312
Chemours Co/The 4.625% 11/15/2029 (d)(i)	250,000	204,504
Chemours Co/The 5.375% 5/15/2027	940,000	920,175
Chemours Co/The 8% 1/15/2033 (d)	485,000	422,845
Methanex US Operations Inc 6.25% 3/15/2032 (d)	310,000	299,993
Olin Corp 5% 2/1/2030 (i)	969,000	917,156
Tronox Inc 4.625% 3/15/2029 (d)(i)	265,000	221,555
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	615,000	606,365
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	60,000	60,602
		5,078,079
Construction Materials - 0.6%
Knife River Corp 7.75% 5/1/2031 (d)	430,000	450,086
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	365,000	370,897
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	330,000	338,876
VM Consolidated Inc 5.5% 4/15/2029 (d)	295,000	291,867
		1,451,726
Containers & Packaging - 3.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	575,000	528,793
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	15,000	15,037
Ball Corp 2.875% 8/15/2030	1,015,000	899,594
Ball Corp 3.125% 9/15/2031 (i)	1,835,000	1,609,093
Ball Corp 6% 6/15/2029	450,000	458,823
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	370,000	373,914
Crown Americas LLC 5.875% 6/1/2033 (d)	750,000	744,894
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(i)	480,000	442,415
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	460,000	460,679
Sealed Air Corp 5% 4/15/2029 (d)	1,280,000	1,256,756
Sealed Air Corp 6.875% 7/15/2033 (d)	340,000	356,157
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)	355,000	370,950
		7,517,105
Metals & Mining - 2.4%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	85,000	88,243
Alumina Pty Ltd 6.375% 9/15/2032 (d)	740,000	731,883
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	960,000	784,424
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(i)	1,310,000	1,129,937
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)(i)	370,000	332,717
Commercial Metals Co 3.875% 2/15/2031	375,000	339,531
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	630,000	612,280
Novelis Corp 3.875% 8/15/2031 (d)(i)	1,545,000	1,373,556
Novelis Corp 6.875% 1/30/2030 (d)(i)	730,000	752,801
		6,145,372
TOTAL MATERIALS		20,192,282

Real Estate - 3.1%
Diversified REITs - 0.7%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (d)	360,000	356,008
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (d)	1,292,000	1,283,950
		1,639,958
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(i)	160,000	161,175
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(h)	270,000	274,594
		435,769
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)	280,000	255,785
Kennedy-Wilson Inc 4.75% 2/1/2030 (i)	355,000	315,063
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	360,000	362,129
		932,977
Specialized REITs - 2.0%
Iron Mountain Inc 4.875% 9/15/2027 (d)	250,000	247,037
Iron Mountain Inc 4.875% 9/15/2029 (d)	2,430,000	2,358,386
Iron Mountain Inc 6.25% 1/15/2033 (d)	735,000	741,903
SBA Communications Corp 3.125% 2/1/2029 (i)	1,345,000	1,251,249
SBA Communications Corp 3.875% 2/15/2027	350,000	343,162
		4,941,737
TOTAL REAL ESTATE		7,950,441

Utilities - 4.2%
Electric Utilities - 3.8%
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)(i)	675,000	609,186
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	145,000	141,685
DPL Inc 4.35% 4/15/2029	400,000	384,981
Edison International 7.875% 6/15/2054 (c)	203,000	195,311
Edison International 8.125% 6/15/2053 (c)	100,000	98,793
FirstEnergy Corp 2.25% 9/1/2030	575,000	503,845
NRG Energy Inc 5.25% 6/15/2029 (d)	626,000	618,629
NRG Energy Inc 5.75% 1/15/2028	659,000	661,358
NRG Energy Inc 6% 2/1/2033 (d)	240,000	237,827
NRG Energy Inc 6.25% 11/1/2034 (d)	240,000	240,081
PG&E Corp 5% 7/1/2028	410,000	400,039
PG&E Corp 7.375% 3/15/2055 (c)	500,000	489,608
Vistra Operations Co LLC 5% 7/31/2027 (d)	1,350,000	1,346,065
Vistra Operations Co LLC 5.5% 9/1/2026 (d)(i)	1,022,000	1,022,932
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	480,000	479,682
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	200,000	212,068
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(i)	645,000	648,165
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(i)	990,000	1,033,852
		9,324,107
Independent Power and Renewable Electricity Producers - 0.4%
Alpha Generation LLC 6.75% 10/15/2032 (d)	285,000	290,578
Sunnova Energy Corp 5.875% 9/1/2026 (d)	160,000	47,599
TerraForm Power Operating LLC 5% 1/31/2028 (d)	809,000	786,559
		1,124,736
TOTAL UTILITIES		10,448,843

TOTAL UNITED STATES		203,745,307
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $233,520,391)		232,131,555

Preferred Securities - 3.0%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (c)(d)(j)	200,000	202,299
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Barclays PLC 7.625% (c)(j)	200,000	197,873
HSBC Holdings PLC 7.05% (c)(j)	500,000	500,045

TOTAL UNITED KINGDOM		697,918
UNITED STATES - 2.7%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP Series G, 7.125% (c)(j)	740,000	745,617
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(c)(j)	630,000	628,301
		1,373,918
Financials - 2.1%
Banks - 1.0%
BW Real Estate Inc 9.5% (c)(d)(j)	150,000	152,337
Citigroup Inc 6.75% (c)(j)	969,000	961,623
Citigroup Inc 7.125% (c)(j)	430,000	436,238
JPMorgan Chase & Co 6.5% (c)(j)	490,000	501,972
Wells Fargo & Co 7.625% (c)(i)(j)	270,000	291,979
		2,344,149
Capital Markets - 0.6%
Charles Schwab Corp/The 4% (c)(j)	635,000	579,342
Charles Schwab Corp/The 5.375% (c)(j)	175,000	177,300
Goldman Sachs Group Inc/The 6.85% (c)(j)	690,000	712,336
		1,468,978
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (c)(i)(j)	1,450,000	1,373,074
TOTAL FINANCIALS		5,186,201

Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (c)(j)	145,000	130,925
TOTAL UNITED STATES		6,691,044
TOTAL PREFERRED SECURITIES (Cost $7,543,995)		7,591,261

U.S. Treasury Obligations - 0.5%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $1,198,809)	4.40	1,220,000	1,214,615

Money Market Funds - 11.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.32	6,480,091	6,481,387
Fidelity Securities Lending Cash Central Fund (l)(m)	4.32	21,959,597	21,961,793
TOTAL MONEY MARKET FUNDS (Cost $28,441,242)			28,443,180

TOTAL INVESTMENT IN SECURITIES - 109.2% (Cost $275,304,361)	273,886,775
NET OTHER ASSETS (LIABILITIES) - (9.2)%	(23,002,649)
NET ASSETS - 100.0%	250,884,126

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,210,799 or 71.8% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $60,474 and $60,473, respectively.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security or a portion of the security is on loan at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,471,537	32,462,986	40,453,136	359,348	-	-	6,481,387	6,480,091	0.0%
Fidelity Securities Lending Cash Central Fund	12,364,537	120,497,304	110,900,048	41,980	-	-	21,961,793	21,959,597	0.1%
Total	26,836,074	152,960,290	151,353,184	401,328	-	-	28,443,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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